Right-Of-Use Assets and Operating Lease Liabilities (Details) - Schedule of Consolidated Balance Sheet	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Schedule of Consolidated Balance Sheet [Abstract]
Right-of-use assets	$ 1,181,941	$ 151,347	$ 286,427
Operating lease liabilities
Current	863,508	110,572	255,968
Non-current	293,792	37,620
Total Operating lease liabilities	$ 1,157,300	$ 148,192	$ 255,968